OTHER FINANCIAL ASSETS AT AMORTISED COST - Parent	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL ASSETS AT AMORTISED COST	17. OTHER FINANCIAL ASSETS AT AMORTISED COST

		Group
	2024	2023
	£m	£m
Debt securities	3,408	152
	3,408	152
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. In 2024, Santander UK increased the allocation of liquid assets to longer-dated, duration-hedged UK Gilts to support ongoing HQLA requirements. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.

Santander UK Group Holdings plc
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL ASSETS AT AMORTISED COST	42.6. OTHER FINANCIAL ASSETS AT AMORTISED COST
These consist of £1,644m (2023: £1,633m) of investments in subordinated notes, of which £557m (2023: £nil) are expected to mature no more than 12 months after 31 December 2024.